Label	Element	Value
Innovator Growth-100 Power Buffer ETF - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: 4.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Innovator Growth-100 Power Buffer ETF - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: 450.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Innovator Growth-100 Power Buffer ETF - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: 383.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator Growth-100 Power Buffer ETF - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: 523.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.80%)